United States
Securities and Exchange Commission
Washington, D.c. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 03/31/2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		PFG Financial Advisors
Address: 	366 Walker Drive
	 	State College, PA 16801


Form 13F File Number: 28-15449


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kimberli J. Fleck

Title: Chief Compliance Officer

Phone: 814-231-2221

Signature, Place, and Date of Signing:

Kimberli J. Fleck  State College, PA	 04/17/13
[Signature] 	   [City, State] 	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.

(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: 209,174


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NAME OF				SECURITY	VALUE 	SHARES OR	SH/	 PUT/	INVESTMENT	OTHER	VOTING AUTH
ISSUER				TYPE	CUSIP	(x1000)	PRN AMT		PRN	CALL	 DISCR	 	MGR	SOLE	SHARED	NONE

ALLIANCEBERN GLBL HIGH INC	CEF	01879R106	766	46877	SH		Y					NONE
ANNALY CAPITAL MGMT INC		REIT	035710409	244	15375	SH		Y					NONE
AT&T INC COM		COM	00206R102	1049	28598	SH		Y					NONE
BANK OF AMERICA CORP		COM	060505104	263	21581	SH		Y					NONE
BLACKROCK LMTD DUR TRUST	CEF	09249W101	3974	209597	SH		Y					NONE
BLACKROCK STRATEGIC BD TR	CEF	09249G106	4091	275889	SH		Y					NONE
EXXON MOBIL CORP		COM	30231G102	8222	91243	SH		Y					NONE
FIRST TR/FOUR			CEF	33733U108	236	14584	SH		Y					NONE
GAP INC				COM	364760108	3562	100630	SH		Y					NONE
GENERAL ELECTRIC CO		COM	369604103	446	19269	SH		Y					NONE
GUGGENHEIM FRONTIER MKTS 	ETF	18383Q838	303	15860	SH		Y					NONE
GUGGENHEIM INSIDER SENT		ETF	18383M209	789	20204	SH		Y					NONE
HANCOCK JOHN PFD EQTY 		CEF	41013W108	512	21690	SH		Y					NONE
HEALTH CARE SEL SECTOR SPDR	ETF	81369Y209	1527	33193	SH		Y					NONE
iSh. 3-7 YR TREASURY BD 	ETF	464288661	11544	93479	SH		Y					NONE
iSh. AGGREGATE BD 		ETF	464287226	2213	19989	SH		Y					NONE
iSh. AMT-FREE MUNI BD 		ETF	464288414	2561	23242	SH		Y					NONE
iSh. DJ U.S. FIN SECTOR 	ETF	464287788	743	10943	SH		Y					NONE
iSh. GOLD TRUST  		ETF	464285105	2029	130747	SH		Y					NONE
iSh. IBOXX HY CORP BD		ETF	464288513	12852	136217	SH		Y					NONE
iSh. INC MSCI AUSTRALIA 	ETF	464286103	1742	64430	SH		Y					NONE
iSh. MSCI ASIA EX JAPAN		ETF	464288182	8089	136919	SH		Y					NONE
iSh. MSCI BRAZIL IDX FD 	ETF	464286400	1877	34458	SH		Y					NONE
iSh. MSCI CANADA IDX 		ETF	464286509	1483	52012	SH		Y					NONE
iSh. MSCI CHILE IDX		ETF	464286640	2524	38884	SH		Y					NONE
iSh. MSCI EAFE 			ETF	464287465	928	15742	SH		Y					NONE
iSh. MSCI EMERG MARKETS 	ETF	464287234	1078	25215	SH		Y					NONE
iSh. MSCI JAPAN 		ETF	464286848	1063	98453	SH		Y					NONE
iSh. RUSSELL 2000 		ETF	464287655	20053	212363	SH		Y					NONE
iSh. S&P 500 IDX 			ETF	464287200	9016	57296	SH		Y					NONE
iSh. S&P MIDCAP 400 VAL	ETF	464287705	22656	224557	SH		Y					NONE
iSh. SILVER TRUST 		ETF	46428Q109	5046	183947	SH		Y					NONE
iSh. TIPS BD 			ETF	464287176	1475	12165	SH		Y					NONE
iSh. TR S&P 100 IDX FUND		ETF	464287101	1795	25481	SH		Y					NONE
iSh. TRUST RUSSELL 3000 	ETF	464287689	1891	20228	SH		Y					NONE
JP MORGAN ALERIAN MLP ETN	ETF	46625H365	7810	171720	SH		Y					NONE
MEDTRONIC INC			COM	585055106	2528	53836	SH		Y					NONE
MFS MULTIMARKET INC TRUST	CEF	552737108	4611	626484	SH		Y					NONE
MICROSOFT			COM	594918104	2060	72019	SH		Y					NONE
PETROLEUM & RES CORP	CEF	716549100	285	10935	SH		Y					NONE
PIMCO INTER MUN BD STRAT	ETF	72201R866	2257	41697	SH		Y					NONE
PIMCO TOTAL RETURN 		ETF	72201R775	3246	29566	SH		Y					NONE
PSHRS  DYNAMIC SC VALUE 	ETF	73935X864	251	12775	SH		Y					NONE
PSHRS BUILD AMERICA BD 		ETF	73937B407	486	16032	SH		Y					NONE
PSHRS DB AGRICULTURE		ETF	73936B408	1924	74294	SH		Y					NONE
PSHRS DYNAMIC			ETF	73935X609	300	14305	SH		Y					NONE
PSHRS FUND HY CORP BD		ETF	73936T557	210	10826	SH		Y					NONE
PSHRS GLBL LISTED PRVT EQU	ETF	73935X195	1023	90577	SH		Y					NONE
SPDR GOLD 			ETF	78463V107	11243	72782	SH		Y					NONE
SPDR HIGH YIELD BD 		ETF	78464A417	894	21751	SH		Y					NONE
SPECTRA ENERGY CORP		COM	847560109	334	10861	SH		Y					NONE
SUNCOR ENGY CA8672291066 	COM	867229106	1764	58767	SH		Y					NONE
TIME WARNER INC			COM	887317303	656	11393	SH		Y					NONE
VANGRD FTSE ALL-WORLD EX-US	ETF	922042775	3373	72759	SH		Y					NONE
VANGUARD S&P 500 			ETF	922908413	6601	92144	SH		Y					NONE
VANGUARD TOTAL BD MARKET	ETF	921937835	3443	41168	SH		Y					NONE
VANGUARD TOTAL STK MKT		ETF	922908769	3020	37303	SH		Y					NONE
VERIZON COMMUNICATIONS		COM	92343V104	589	11986	SH		Y					NONE
WISDOMTREE MIDCAP EARNINGS 	ETF	97717W570	1249	17705	SH		Y					NONE
WISDTREE CURRENCY HEDGE		ETF	97717X701	632	12608	SH		Y					NONE
WISDTREE DREYFUS CMDTY		ETF	97717X859	595	27979	SH		Y					NONE
WISDTREE EMERG MKTS EQ  	ETF	97717W315	7591	137864	SH		Y					NONE
WISDTREE EMERG MKTS LCL	DBT 	ETF	97717X867	1557	29634	SH		Y					NONE